Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Net Income (Loss) Attributable to Parent	$ 35.3	$ 4.0	$ 26.1
Unrealized gain (loss) on investments	(0.5)	0.0	0.5
Pension and other post-retirement liability adjustments	(5.5)	(15.3)	4.3
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	1.3	1.3	1.3
Foreign currency translation adjustments	(26.6)	(23.3)	31.4
Total other comprehensive income (loss), gross	(20.3)	(6.7)	28.9
Unrealized gain (loss) on investments	0.1	0.0	(0.1)
Pension and other post-retirement liability adjustments	1.4	3.5	(0.8)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	(0.3)	(0.4)	(0.3)
Foreign currency translation adjustments	0.0	0.0	0.0
Total other comprehensive income (loss), tax (expense) benefit	(1.6)	(3.9)	0.4
Unrealized gain (loss) on investments	(0.4)	0.0	0.4
Pension and other post-retirement liability adjustments	(4.1)	(11.8)	3.5
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	1.0	0.9	1.0
Foreign currency translation adjustments	(26.6)	(23.3)	31.4
Total other comprehensive income (loss), net	(21.9)	(10.6)	29.3
Comprehensive income	$ 13.4	$ (6.6)	$ 55.4